Income tax and social contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax and social contribution
Deferred taxes on temporary differences	R$ (14,667)	R$ 202	R$ 91,249
Current tax expenses	(11,957)	(6,210)	(1,462)
Total Income Tax and Social Contribution	R$ (26,624)	R$ (6,008)	R$ 89,787